Segment	12 Months Ended
Dec. 31, 2025
Segment [Abstract]
SEGMENT
19.	SEGMENT

The Group operates and manages its business as a single reportable segment—in the research and development of novel therapeutics targeting significant unmet needs.

The accounting policies of the segment are the same as those described in “Note 3 — Summary of Significant Accounting Policies and Practices”. The Group’s CODM uses net loss to measure segment loss and assesses performance against expectations to make resource allocation decisions. Additionally, the CODM reviews and uses functional expenses included in net loss to manage the Group’s operations and assess operating profitability. The Group operates as one operating and reportable segment, and as such the significant segment expenses regularly provided to the CODM are those presented on the consolidated statements of operations, including research and development, selling and marketing and general and administrative. Other segment items that presented on the consolidated statements of operations include interest income, interest expenses and other (losses) gains, net.